RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2017
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
RECLAMATION PROVISION
RECLAMATION PROVISION

	2017	2016
Beginning balance at January 1	$64,219	$39,524
Additions to reclamation provision(1)	—	3,722
Accretion expense	2,640	2,370
Revisions in estimates and obligations	(3,803)	18,603
Ending balance at December 31(2)	$63,056	$64,219

(1)	2016 additions relate to the Timmins mines acquired as a result of the Lake Shore Gold acquisition on April 1, 2016.

(2)	Ending balance includes $487 of current and $62,569 of long-term reclamation.
The Company’s environmental permits require that it reclaim any land it disturbs during mine development, construction and operations. Although the timing and the amount of the actual expenditures are uncertain, the Company has estimated the undiscounted cash flows related to the future reclamation obligations arising from its activities to December 31, 2017 to be $93,338 (December 31, 2016: $99,273).
In determining the discount rate to be used in the calculation of the present value of the future reclamation obligations, the Company combines risk and inflation rates specific to the country in which the reclamation will take place.
The present value of the combined future obligation has decreased by $3,803 during the year ended December 31, 2017 (December 31, 2016: $18,603 increase) as a result of the impact of the change in estimates in mine life, estimated reclamation costs, discount and inflation rates.
a)Escobal
The present value of the future reclamation obligation assumes a discount rate of 6.18% (December 31, 2016: 6.12%), an inflation rate of 4.12% (December 31, 2016: 4.25%), an undiscounted amount to settle the obligation of $10,306 (December 31, 2016: $10,960), and the commencement of reclamation activities in approximately 16 years.
b)La Arena
The present value of the future reclamation obligation assumes a discount rate of 3.89% (December 31, 2016: 4.18%), an inflation rate of 2.61% (December 31, 2016: 3.22%), an undiscounted amount to settle the obligation of $43,737 (December 31, 2016: $45,885), and the commencement of post-closure reclamation activities in approximately 5 years.
At December 31, 2017, the Company had a letter of credit (“LOC”) outstanding in the amount of $12,531 as partial guarantee of the La Arena closure obligations as required by the Ministry of Energy and Mines (“MEM”). The LOC was valid for one year with a renewal date of January 12, 2018. On January 3, 2018 the Company posted a renewed LOC under the same terms and totaling $13,297.
c)Shahuindo
The present value of the future reclamation obligation assumes a discount rate of 4.03% (December 31, 2016: 4.51%), an inflation rate of 2.61% (December 31, 2016: 3.22%), an undiscounted amount to settle the obligation of $22,742 (December 31, 2016: $32,124), and the commencement of post-closure reclamation activities in approximately 7 years.
At December 31, 2017, the Company had a LOC outstanding in the amount of $5.2 as partial guarantee of the Shahuindo closure obligations as required by MEM. The LOC was valid for one year with a renewal date of January 12, 2018. On January 3, 2018 the Company posted a renewed LOC under the same terms and totaling $10,390.
d)Timmins mines
The present value of the future reclamation obligation assumes a discount rate of 2.06% (December 31, 2016: 4.85%), an inflation rate of 1.31% (December 31, 2016: 1.29%), an undiscounted amount to settle the obligation of $16,242 (December 31, 2016: $10,304), and the commencement of post-closure reclamation activities in approximately 9 years.
At December 31, 2017, the Company had a bond outstanding in the amount of $9,495 as partial guarantee of the Timmins mines closure obligations as required by the Ministry of Northern Development and Mines.